Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio - VIP Freedom 2015 Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.33%)
Annual Return 2016	5.91%
Annual Return 2017	15.10%
Annual Return 2018	(5.07%)
Annual Return 2019	18.35%
Annual Return 2020	13.76%
Annual Return 2021	7.69%
Annual Return 2022	(14.60%)
Annual Return 2023	10.95%
Annual Return 2024	6.52%